Leases - Schedule of Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Amounts Recognized in the Consolidated Balance Sheets/ Weighted Average Remaining Lease Term [Abstract]
Operating lease right-of-use assets	$ 959,915	$ 1,115,209
Operating lease liabilities, current	427,271	406,845
Operating lease liabilities, non-current	534,990	727,228
Total operating lease liabilities	$ 962,261	$ 1,134,073
Weighted-average remaining operating lease term	2 years 4 months 24 days	2 years 10 months 24 days
Weighted-average operating discount rate	3.50%	3.50%